Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss
a)
Financial assets at fair value through profit or loss - Securities are presented in the following table:

	12/31/2019			12/31/2018
	Cost	Adjustments to Fair Value (in Income)	Fair value	Cost	Adjustments to Fair Value (in Income)	Fair value
Investment funds	9,277	(1,010)	8,267	5,253	(927)	4,326
Brazilian government securities (1a)	218,548	1,063	219,611	215,956	1,102	217,058
Government securities – abroad (1b)	1,541	(21)	1,520	2,070	9	2,079
Argentina	349	(31)	318	1,121	8	1,129
Chile	487	1	488	301	1	302
Colombia	399	10	409	207	—	207
United States	141	—	141	117	—	117
Mexico	57	—	57	120	—	120
Paraguay	2	—	2	1	—	1
Peru	8	—	8	—	—	—
Uruguay	98	(1)	97	84	—	84
Italy	—	—	—	115	—	115
Other	—	—	—	4	—	4
Corporate debt securities (1C)	51,744	(1,102)	50,642	38,953	(505)	38,448
Negotiable shares	15,459	(822)	14,637	9,778	(332)	9,446
Bank deposit certificates	792	—	792	969	—	969
Real estate receivables certificates	1,414	30	1,444	1,391	20	1,411
Debentures	12,958	(303)	12,655	5,147	(187)	4,960
Eurobonds and other	2,178	(5)	2,173	1,403	(7)	1,396
Financial credit bills	18,517	(3)	18,514	19,724	—	19,724
Promissory notes	313	—	313	435	—	435
Other	113	1	114	106	1	107

Total	281,110	(1,070)	280,040	262,232	(321)	261,911

(1)
Financial assets at fair value through profit or loss – Securities pledged as Guarantee of Funding of Financial Institutions and Customers were: a) R$ 28,759 (R$ 30,114 at 12/31/2018), b) R$ 329 (R$ 131 at 12/31/2018), c) R$ 104, totaling R$ 29,192 (R$ 30,245 at 12/31/2018).

Summary of Cost and Fair Value of Financial Assets Held for Trading by Maturity
The cost and fair value per maturity of Financial Assets at Fair Value Through Profit or Loss - Securities are as follows:

	12/31/2019		12/31/2018
	Cost	Fair value	Cost	Fair value
Current	82,183	80,372	53,382	52,096
Non-stated maturity	24,736	22,904	15,031	13,772
Up to one year	57,447	57,468	38,351	38,324
Non-current	198,927	199,668	208,850	209,815
From one to five years	136,727	137,186	153,256	153,701
From five to ten years	41,744	41,759	44,258	44,620
After ten years	20,456	20,723	11,336	11,494

Total	281,110	280,040	262,232	261,911

Summary of Financial Assets Designated at Fair Value Through Profit or Loss
b)
Financial assets designated at fair value through profit or loss - Securities are presented in the following table:

	12/31/2019
	Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian external debt bonds	1,016	19	1,035

Total	1,016	19	1,035

	12/31/2018
	Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian external debt bonds	1,232	37	1,269

Total	1,232	37	1,269

Summary of Cost and Fair Value by Maturity of Financial Assets Designated as Fair Value Through Profit or Loss
The cost and fair value by maturity of financial assets designated as fair value through profit or loss - Securities were as follows:

	12/31/2019		12/31/2018
	Cost	Fair value	Cost	Fair value
Current	592	609	765	799
Up to one year	592	609	765	799

Non-current	424	426	467	470
From one to five years	424	426	467	470